Highly Inflationary Accounting for Venezuela Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified					3 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2014 Venezuela [Member]	Sep. 30, 2014 Venezuela [Member]	Jun. 30, 2014 Venezuela [Member]	Dec. 31, 2013 Venezuela [Member]	Sep. 30, 2014 Venezuelan Subsidiary [Member]
Subsidiary or Equity Method Investee [Line Items]
Bolivar fuerte re-measurement exchange rate					12.0	12.0	10.6	6.3
Exchange rate adjustment pre-tax re-measurement charge					$ 8	$ 71
Net monetary assets									89
Cash and cash equivalents	$ 4,615	$ 5,567	$ 3,716	$ 5,199					$ 51